Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
April 30, 2022
EQU-NPRT1-0622
1.800336.118
Common Stocks - 93.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	693,539	13,080
Verizon Communications, Inc.	775,125	35,888
		48,968
Entertainment - 1.2%
The Walt Disney Co. (a)	773,862	86,386
Warner Bros Discovery, Inc. (a)	167,779	3,045
		89,431
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	36,051	82,275
Media - 2.3%
Comcast Corp. Class A	2,391,570	95,089
Interpublic Group of Companies, Inc.	1,776,139	57,938
Shaw Communications, Inc. Class B	678,980	20,222
		173,249
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	142,675	7,772
T-Mobile U.S., Inc. (a)	612,190	75,385
		83,157
TOTAL COMMUNICATION SERVICES		477,080
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	301,044	75,008
Household Durables - 0.2%
Tempur Sealy International, Inc.	626,957	16,997
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	137,209	7,124
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	136,039	22,100
Kohl's Corp.	411,329	23,808
Nordstrom, Inc. (b)	330,944	8,505
Target Corp.	260,488	59,561
		113,974
Specialty Retail - 1.4%
Best Buy Co., Inc.	176,263	15,851
Burlington Stores, Inc. (a)(b)	148,187	30,165
Dick's Sporting Goods, Inc. (b)	159,881	15,416
Lowe's Companies, Inc.	103,679	20,500
TJX Companies, Inc.	291,314	17,852
		99,784
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	214,182	15,588
Tapestry, Inc.	674,422	22,202
		37,790
TOTAL CONSUMER DISCRETIONARY		350,677
CONSUMER STAPLES - 10.5%
Beverages - 3.3%
Diageo PLC	810,182	40,419
Keurig Dr. Pepper, Inc.	2,226,824	83,283
The Coca-Cola Co.	1,971,122	127,354
		251,056
Food & Staples Retailing - 3.3%
Albertsons Companies, Inc.	468,043	14,640
BJ's Wholesale Club Holdings, Inc. (a)	488,738	31,450
Costco Wholesale Corp.	45,124	23,993
Walmart, Inc.	1,178,741	180,336
		250,419
Food Products - 1.3%
Bunge Ltd.	183,455	20,752
Mondelez International, Inc.	843,656	54,399
Nestle SA (Reg. S)	163,626	21,123
		96,274
Household Products - 2.4%
Procter & Gamble Co.	1,115,190	179,044
Personal Products - 0.2%
Unilever PLC	328,844	15,288
TOTAL CONSUMER STAPLES		792,081
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	1,070,458	66,253
ConocoPhillips Co.	659,683	63,013
Enterprise Products Partners LP	1,613,632	41,809
Exxon Mobil Corp.	2,364,501	201,574
Hess Corp.	311,672	32,124
Imperial Oil Ltd.	1,202,402	60,539
Phillips 66 Co.	500,210	43,398
Suncor Energy, Inc.	1,940,285	69,748
Thungela Resources Ltd.	60,828	1,032
Valero Energy Corp.	523,816	58,395
		637,885
FINANCIALS - 14.4%
Banks - 9.4%
Bank of America Corp.	5,025,356	179,305
Huntington Bancshares, Inc.	3,250,136	42,739
JPMorgan Chase & Co.	1,713,824	204,562
M&T Bank Corp.	487,399	81,220
PNC Financial Services Group, Inc.	364,296	60,510
Wells Fargo & Co.	3,159,278	137,839
		706,175
Capital Markets - 0.7%
BlackRock, Inc. Class A	81,968	51,204
Consumer Finance - 1.3%
Capital One Financial Corp.	772,045	96,212
Insurance - 3.0%
American Financial Group, Inc.	328,049	45,428
Chubb Ltd.	398,303	82,230
Hartford Financial Services Group, Inc.	568,319	39,743
The Travelers Companies, Inc.	349,942	59,861
		227,262
TOTAL FINANCIALS		1,080,853
HEALTH CARE - 19.0%
Biotechnology - 2.4%
AbbVie, Inc.	514,870	75,624
Amgen, Inc.	438,250	102,196
		177,820
Health Care Providers & Services - 3.7%
Cigna Corp.	291,094	71,836
UnitedHealth Group, Inc.	413,064	210,062
		281,898
Life Sciences Tools & Services - 1.8%
Danaher Corp.	541,572	136,005
Pharmaceuticals - 11.1%
AstraZeneca PLC (United Kingdom)	660,860	88,186
Bristol-Myers Squibb Co.	2,139,696	161,055
Eli Lilly & Co.	429,937	125,597
Johnson & Johnson	988,600	178,403
Merck & Co., Inc.	1,074,345	95,284
Roche Holding AG (participation certificate)	206,482	76,566
Sanofi SA	1,012,114	106,975
		832,066
TOTAL HEALTH CARE		1,427,789
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.4%
Huntington Ingalls Industries, Inc.	135,557	28,838
Lockheed Martin Corp.	65,949	28,498
Northrop Grumman Corp.	127,337	55,952
The Boeing Co. (a)	466,325	69,408
		182,696
Air Freight & Logistics - 1.2%
Deutsche Post AG	565,156	24,145
United Parcel Service, Inc. Class B	374,793	67,455
		91,600
Building Products - 0.5%
Johnson Controls International PLC	581,077	34,789
Electrical Equipment - 0.6%
AMETEK, Inc.	379,430	47,907
Industrial Conglomerates - 2.2%
General Electric Co.	885,368	66,004
Hitachi Ltd.	337,000	15,983
Roper Technologies, Inc.	123,010	57,805
Siemens AG	206,816	25,429
		165,221
Machinery - 1.4%
Crane Co.	232,766	22,399
Fortive Corp.	453,341	26,067
ITT, Inc.	463,024	32,514
Nordson Corp.	102,861	22,186
		103,166
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,564	4,527
Professional Services - 0.2%
Clarivate Analytics PLC (a)(b)	871,484	13,665
Trading Companies & Distributors - 0.3%
Watsco, Inc.	80,426	21,456
Transportation Infrastructure - 0.3%
Aena SME SA (a)(c)	155,400	22,053
TOTAL INDUSTRIALS		687,080
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,492,729	122,094
IT Services - 1.9%
Accenture PLC Class A	207,060	62,193
Amdocs Ltd.	296,768	23,649
Genpact Ltd.	895,970	36,081
Visa, Inc. Class A	82,435	17,569
		139,492
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	344,898	58,943
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	692,736	64,376
		123,319
Software - 2.3%
Microsoft Corp.	363,277	100,817
NortonLifeLock, Inc.	859,530	21,523
Open Text Corp.	1,176,510	47,119
		169,459
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	167,472	26,402
Samsung Electronics Co. Ltd.	1,081,010	57,305
Seagate Technology Holdings PLC	111,519	9,149
		92,856
TOTAL INFORMATION TECHNOLOGY		647,220
MATERIALS - 3.6%
Chemicals - 1.4%
Linde PLC	271,162	84,592
Nutrien Ltd.	194,128	19,077
		103,669
Containers & Packaging - 1.8%
Ball Corp.	259,504	21,061
Crown Holdings, Inc.	544,501	59,917
Packaging Corp. of America	326,034	52,547
		133,525
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	565,475	25,045
Lundin Mining Corp.	869,389	7,938
		32,983
TOTAL MATERIALS		270,177
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	185,684	44,754
Lamar Advertising Co. Class A	752,697	83,105
Public Storage	145,239	53,956
		181,815
UTILITIES - 6.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	455,964	26,998
Exelon Corp.	981,727	45,925
FirstEnergy Corp.	614,887	26,631
NextEra Energy, Inc.	1,364,500	96,907
NRG Energy, Inc.	539,379	19,364
PG&E Corp. (a)	1,350,683	17,086
Southern Co.	595,332	43,691
		276,602
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	995,957	24,919
Multi-Utilities - 2.5%
Ameren Corp.	431,350	40,072
CenterPoint Energy, Inc.	1,330,430	40,724
Dominion Energy, Inc.	822,462	67,146
WEC Energy Group, Inc.	423,964	42,418
		190,360
TOTAL UTILITIES		491,881
TOTAL COMMON STOCKS (Cost $4,876,368)		7,044,538

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $22,317)	17,489,628	7,566

Money Market Funds - 6.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (g)	454,061,919	454,153
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	9,616,638	9,618
TOTAL MONEY MARKET FUNDS (Cost $463,771)		463,771

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,362,456)	7,515,875
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,347)
NET ASSETS - 100.0%	7,512,528

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,053,000 or 0.3% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,566,000 or 0.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	22,317

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	10,397	577,864	134,108	187	-	-	454,153	0.9%
Fidelity Securities Lending Cash Central Fund 0.32%	12,160	271,489	274,031	21	-	-	9,618	0.0%
Total	22,557	849,353	408,139	208	-	-	463,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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